Share-Based Payments - Restricted Stock Equivalents (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended						0 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended												1 Months Ended		1 Months Ended							12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Nov. 18, 2014 Restricted Stock [Member] Subsequent Event [Member]	Sep. 30, 2014 Restricted Stock [Member] Minimum [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 08, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Oct. 31, 2009 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 30, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 05, 2013 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 05, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 05, 2013 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 18, 2014 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member] Subsequent Event [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member] Minimum [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2013 December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Dec. 31, 2012 December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Sep. 30, 2013 December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Nov. 18, 2014 December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Subsequent Event [Member]	Nov. 30, 2013 November 2013 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Sep. 30, 2014 November 2013 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member]	Nov. 30, 2013 Date of 2016 Earnings Release [Member] November 2013 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 18, 2014 Ratably Over Four Years [Member] Restricted Stock [Member] Employee [Member] Subsequent Event [Member]	Dec. 31, 2012 Ratably Over Four Years [Member] December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Nov. 30, 2013 Ratably Over Four Years [Member] November 2013 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Dec. 31, 2012 Third Anniversary of Grant [Member] December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 30, 2013 Third Anniversary of Grant [Member] November 2013 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Dec. 31, 2012 Date of 2015 Earnings Release [Member] December 2012 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Sep. 30, 2014 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Equivalents Vesting Percentage on Third Anniversary of Grant								25.00%				30.00%						30.00%					30.00%
Vesting Amount if EPS CAGR is Achieved													66.70%						36.90%					36.90%						63.00%
Minimum EPS CAGR Required For Full Vesting																													8.30%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount													9.33%						6.95%					6.95%							30.00%
Award Vesting Period					4 years	2 years				4 years					4 years											4 years							4 years				4 years
Share Price																																			$ 81.45	$ 128.47		$ 101.56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Fair Value, Percentage Premium to Closing Stock Price																																		7.00%			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested RSE at October 1, 2013 (shares)	1,640,000
Nonvested RSE at October 1, 2013 (Grant Date Fair Value) ($ per share)	$ 75.75
Granted (shares)	480,000						374,600		265,200		485,600			266,300		289,000				313,300	32,700				159,600		435,700	113,300	156,000			310,000							238,600	146,300	188,300	179,800	94,100	39,800	205,600
Granted (Grant Date Fair Value) ($ per share)	$ 104.22	$ 104,200,000.00	$ 84,300,000.00	$ 70,300,000.00
Vested (shares)	470,000							91,900				130,000	201,700				85,000		58,800			48,000					127,000
Vested (Grant Date Fair Value) ($ per share)	$ 73.71
Canceled (shares)	240,000
Canceled (Grant Date Fair Value) ($ per share)	$ 77.51
Nonvested RSE at September 30, 2014 (shares)	1,410,000
Nonvested RSE at September 30, 2014 (Grant Date Fair Value) ($ per share)	$ 85.81
Total Compensation Cost Not yet Recognized		$ 25.5
Weighted Average Remaining Contractual Term	4 years 10 months 24 days																																													1 year 1 month 6 days
RSE Vested in Period - Total Fair Value		$ 47.2	$ 46.7	$ 29.3